OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

17  – OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

Liabilities are detailed as follows:

	Balance
	Current		Non-current
	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Bank loans (Note 17.1.1 - 2)	26,617	799,072	4,000,000	4,000,000
Bonds payable, net[1] (Note 17.2)	25,383,339	18,705,015	1,020,661,942	918,921,342
Bottle guaranty deposits	13,402,885	12,126,831	—	—
Derivative contract liabilities (Note 17.3)	758,663	1,217,322	—	51,568,854
Lease liabilities (Note 17.4.1 - 2)	8,191,535	5,718,484	16,387,030	15,339,373
Total	47,763,039	38,566,724	1,041,048,972	989,829,569

[1] Amounts net of issuance expenses and discounts related to issuance.

The fair value of financial assets and liabilities is presented below:

	Book Value	Fair Value	Book Value	Fair Value
Current	12.31.2021	12.31.2021	12.31.2020	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalent (2)	304,312,020	304,312,020	309,530,699	309,530,699
Other financial assets (1)	961,705	961,705	—	—
Trade debtors and other accounts receivable (2)	265,490,626	265,490,626	194,021,253	194,021,253
Accounts receivable related companies (2)	9,419,050	9,419,050	11,875,408	11,875,408
Bank liabilities (2)	26,617	111,992	799,072	896,307
Bonds payable (2)	25,383,339	26,774,799	18,705,015	22,471,852
Bottle guaranty deposits (2)	13,402,885	13,402,885	12,126,831	12,126,831
Forward contracts liabilities (see Note 22) (1)	758,663	758,663	1,217,322	1,217,322
Leasing agreements (2)	8,191,535	8,191,535	5,718,484	5,718,484
Accounts payable (2)	327,710,552	327,710,552	230,438,133	230,438,133
Accounts payable related companies (2)	56,103,461	56,103,461	39,541,968	39,541,968

Non-current	12.31.2021	12.31.2021	12.31.2020	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$
Other financial assets (1)	281,337,127	281,337,127	150,983,295	150,983,295
Non-current accounts receivable (2)	126,464	126,464	73,862	73,862
Accounts receivable related companies (2)	98,940	98,940	138,346	138,346
Bank liabilities (2)	4,000,000	4,056,753	4,000,000	4,056,753
Bonds payable (2)	1,020,661,942	1,041,841,338	918,921,342	1,088,617,557
Leasing agreements (2)	16,387,030	16,387,030	15,339,373	15,339,373
Non-current accounts payable (2)	256,273	256,273	295,279	295,279
Derivative contracts liabilities (see Note 22) (1)	—	—	51,568,854	51,568,854
(1)	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.

(2)	Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.

17.1.1     Bank liabilities, current

									Maturity		Total
Indebted entity			Creditor entity				Tipo de	Nominal	Up to	90 days to	At	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	90 days	1 year	12.31.2021	12.31.2020
									ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	UF	Semiannually	2.13%	—	—		760,667
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	CLP	Semiannually	2.00%	26,617	—	26,617	33,111
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Buenos Aires S.A.	Argentina	ARS	Monthly	22.00%	—	—	—	5,294
Total											26,617	799,072

17.1.2     Bank liabilities, non-current

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	More than 2	More than 3	More than 4	More than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	years	12.31.2021
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
Total														4,000,000

17.1.3     Bank liabilities, non-current previous year

									Maturity
Indebted entity			Creditor entity				Type of	Nominal	1 year up to	more than 2	more than 3	more than 4	more than 5	At
Taxpayer ID	Name	Country	Taxpayer ID	Name	Country	Currency	Amortization	Rate	2 years	up to 3 years	up to 4 years	up to 5 years	years	12.31.2020
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	CLP	Semiannually	2.00%	—	—	4,000,000	—	—	4,000,000
Total														4,000,000

17.1.4 Current and non-current bank obligations “Restrictions”

Bank obligations are not subject to restrictions for the reported periods.

17.2     Bond obligations

On January 21, 2020, the Company issued corporate bonds on the international market for USD 300 million with a 30-year maturity, with a bullet structure and an annual interest rate of 3.950%. In parallel, derivatives (Cross Currency Swaps) covering 100% of the financial obligations of the bond that are denominated in US dollars have been contracted re-denominating that liability to UF.

	Current		Non-current		Total
Composition of bonds payable	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds face value [1]	26,103,215	19,347,033	1,027,864,462	925,968,913	1,053,967,677	945,315,946

[1] Gross amounts do not consider discounts related to issuance.

17.2.1     Current and non-current balances

Bonds payable correspond to bonds in UF issued by the parent company on the Chilean market and bonds in U.S. dollars issued by the Parent Company on the international market. A detail of these instruments is presented below:

		Current
		nominal	Adjustment	Interest	Final	Interest	Current		Non-current
Bonds	Series	amount	unit	rate	maturity	payment	12.31.2021	12.31.2020	12.31.2021	12.31.2020
							ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	1,389,336	UF	6.5%	12-01-2026	Semiannually	8,769,787	7,776,693	34,515,188	40,388,468
CMF Registration 641 08.23.2010	C	1,363,636	UF	4.0%	08-15-2031	Semiannually	4,853,856	647,672	38,035,317	43,605,495
CMF Registration 760 08.20.2013	D	4,000,000	UF	3.8%	08-16-2034	Semiannually	1,737,109	1,629,677	123,966,960	116,281,320
CMF Registration 760 04.02.2014	E	3,000,000	UF	3.75%	03-01-2035	Semiannually	1,151,467	1,083,063	92,975,229	87,210,999
CMF Registration 912 10.10.2018	F	5,700,000	UF	2.83%	09-25-2039	Semiannually	1,316,202	1,234,601	176,652,918	165,700,881
Bonds USA 2023 10.01.2013	—	365,000,000	US$	5.0%	10-01-2023	Semiannually	3,853,898	3,243,709	308,311,850	259,496,750
Bonds USA 2050 01.01.2020	—	300,000,000	US$	3.95%	01-21-2050	Semiannually	4,420,896	3,731,618	253,407,000	213,285,000
						Total	26,103,215	19,347,033	1,027,864,462	925,968,913

Accrued interest included in the current portion of bonds payable as of December 31, 2021 and 2020 amounts to CLP 13,333,338 thousand and CLP 11,841,892 thousand, respectively.

17.2.2     Non-current maturities

		Year of maturity				Total Non-
		More than 1	More than 2	More than 3		current
	Series	up to 2	up to 3	up to 4	More than 5	12.31.2021
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CMF Registration 254 06.13.2001	B	9,098,047	9,689,420	10,319,232	5,408,489	34,515,188
CMF Registration 641 08.23.2010	C	4,226,146	4,226,147	4,226,146	25,356,878	38,035,317
CMF Registration 760 08.20.2013	D	—	—	—	123,966,960	123,966,960
CMF Registration 760 04.02.2014	E	—	—	—	92,975,229	92,975,229
CMF Registration 912 10.10.2018	F	—	—	—	176,652,918	176,652,918
Bonds USA	—	—	308,311,850	—	—	308,311,850
Bonds USA 2	—	—	—	—	253,407,000	253,407,000
Total		13,324,193	322,227,417	14,545,378	677,767,474	1,027,864,462

17.2.3     Market rating

The bonds issued on the Chilean market had the following rating:

AA	:	ICR Compañía Clasificadora de Riesgo Ltda. rating
AA	:	Fitch Chile Clasificadora de Riesgo Limitada rating

The rating of bonds issued on the international market had the following rating:

BBB	:	Standard&Poors Global Ratings
BBB+	:	Fitch Ratings Inc.

17.2.4     Restrictions

17.2.4.1  Restrictions regarding bonds placed abroad.

Obligations with bonds placed abroad are not affected by financial restrictions for the periods reported.

17.2.4.2  Restrictions regarding bonds placed in the local market.

The following financial information was used for calculating restrictions:

12.31.2021
ThCh$
Total Equity	1,101,413,559
Net financial debt	307,692,116
Unencumbered assets	2,638,120,437
Total unsecured liabilities	1,562,394,258
EBITDA LTM	382,001,096
Net financial expenses LTM	48,510,695

Restrictions on the issuance of bonds for a fixed amount registered under number 254, series B1 and B2.

In October 2020, the Consolidated Financial Liabilities/Consolidated Equity no more than 1.20 times covenant was amended as follows:

●	Maintain an indebtedness level where Net Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Net Consolidated Financial Liabilities shall be regarded as (i) “Other Current Financial Liabilities,” plus (ii) “Other Non-Current Financial Liabilities,” less (iii) the addition of “Cash and Cash Equivalents” plus “Other Current Financial
Assets;” plus “Other Non-Current Financial Assets) (to the extent they correspond to asset balances of derivative financial instruments, taken to cover exchange rate and/or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of the date of these financial statements, this ratio is 0.28 times.

●	Maintain, and in no manner lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” (Región Metropolitana) as a territory in Chile in which we have been authorized by The Coca-Cola Company for the development, production, sale and distribution of products and brands of the licensor, in accordance to the respective bottler or license agreement, renewable from time to time.
●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of this date is franchised by TCCC to the Company for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer's Adjusted Consolidated Operating Cash Flow.
●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unsecured consolidated liabilities payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under "Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Statement of Financial Position.

Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of the date of these financial statements, this ratio is 1.69 times.

Restrictions to bond lines registered in the Securities Registered under number 641, series C

●	Maintain a level of “Net Financial Debt” within its quarterly financial statements that may not exceed 1.5 times, measured over figures included in its consolidated statement of financial position. To this end, net financial debt shall be defined as the ratio between net financial debt and total equity of the issuer (equity attributable to controlling owners plus non-controlling interest). On its part, net financial debt will be the difference between the Issuer’s financial debt and cash.

As of the date of these financial statements, net financial debt level was 0.28 times.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities.

Unencumbered assets refer to the assets that are the property of the issuer; classified under Total Assets of the Issuer’s Financial Statements; and that are free of any pledge, mortgage or other liens constituted in favor of third parties, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

Unsecured total liabilities correspond to liabilities from Total Current Liabilities and Total Non-Current Liabilities of Issuer’s Financial Statement which do not benefit from preferences or privileges, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

As of the date of these financial statements, this ratio was 1.69 times.

●	Maintain a level of “Net Financial Coverage” greater than 3 times in its quarterly financial statements. Net financial coverage means the ratio between the issuer's Ebitda of the last 12 months and the issuer’s Net Financial Expenses in the last 12 months. Net Financial Expenses will be regarded as the difference between the absolute value of interest expense associated with the issuer’s financial debt account accounted for under “Financial Costs”; and interest income associated with the issuer’s cash accounted for under the Financial Income account. However, this restriction shall be deemed to have been breached where the mentioned level of net financial coverage is lower than the level previously indicated during two consecutive quarters.

As of the date of these financial statements, Net Financial Coverage was 7.87 times.

Restrictions to bond lines registered in the Securities Registrar under number 760, series D and E.

●	Maintain an indebtedness level where Net Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Net Consolidated Financial Liabilities shall be regarded as (i) “Other Current Financial Liabilities,” plus (ii) “Other Non-Current Financial Liabilities,” less (iii) the addition of “Cash and Cash Equivalents” plus “Other Current Financial Assets;” plus “Other Non-Current Financial Assets) (to the extent they correspond to asset balances of derivative financial instruments, taken to cover exchange rate and/or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of the date of these financial statements, Indebtedness Level is 0.28 times of Consolidated Equity.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of the date of these financial statements, this ratio was 1.69 times.

●	Maintain, and in no manner, lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” as a territory franchised to the Issuer in Chile by The Coca-Cola Company, hereinafter also referred to as “TCCC” or the “Licensor” for the development, production, sale and distribution of products and brands of said licensor, in accordance to the respective bottler or license agreement, renewable from time to time. Losing said territory, means the non-renewal, early termination or cancellation of this license agreement by TCCC, for the geographical area today called “Metropolitan Region”. This reason shall not apply if, as a result of the loss, sale, transfer or disposition, of that licensed territory is purchased or acquired by a subsidiary or an entity that consolidates in terms of accounting with the Issuer.
●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of these instruments is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash
Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates that are accounted for using the equity method”; plus (v) “Depreciation”; plus (vi) “Intangibles Amortization”.

Restrictions to bond lines registered in the Securities Registrar under number 912, series F.

●	Maintain an indebtedness level where Net Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Net Consolidated Financial Liabilities shall be regarded as (i) “Other Current Financial Liabilities,” plus (ii) “Other Non-Current Financial Liabilities,” less (iii) the addition of “Cash and Cash Equivalents” plus “Other Current Financial Assets;” plus “Other Non-Current Financial Assets) (to the extent they correspond to asset balances of derivative financial instruments, taken to cover exchange rate and/or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of the date of these financial statements, this ratio was 0.28 times.

●	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.3 times of the issuer’s unsecured consolidated liabilities payable. Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position. The following will be considered in determining Consolidated Assets: assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets" and "Other non-current Financial Assets" of the Issuer’s Consolidated Statement of Financial Position.

As of the date of these financial statements, this ratio was 1.69 times.

●	Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of local bonds Series C, D and E is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer. For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates that are accounted for using the equity method”; plus (v) “Depreciation”; plus (vi) “Intangibles Amortization”.

As of December 31, 2021 and 2020, the Company complies with all financial collaterals.

It should be noted that on November 11, 2021, bondholders’ meetings were held for the series C, D, E and F bonds issued in the local market under the lines registered in the Securities Registry of the CMF under No. 641 (Series C), No. 760 (Series D and E) and No. 912 (Series F), and for the series B bonds corresponding to the fixed amount issue registered in the Securities Registry of the CMF under No. 254.

As a result of the aforementioned bondholders' meetings, by means of public deeds dated November 19, 2021 granted at the Santiago Notary Office of Mr. Iván Torrealba Acevedo, the issuance contracts of the aforementioned bond issues were amended. Additionally, by means of public deeds granted on the same date and at the same Notary’s office, the issuance contracts of the bond lines registered in the Securities Registry of the CMF under No. 911, No. 971 and No. 972 were also amended, in respect of which there were no bonds outstanding at the date of said deeds. In this regard, amendments were made to the financial indebtedness covenant that existed in the aforementioned issuance contracts, to be replaced by a new indebtedness level obligation defined as follows:

Indebtedness Level: To maintain an Indebtedness Level, measured and calculated quarterly on the Issuer's Consolidated Financial Statements, presented in the form and terms determined by the Financial Market Commission, no greater than three point five times.

The following terms shall be understood as:

- "Indebtedness Level" shall mean the ratio between /a/ the average of the Consolidated Net Financial Liabilities, calculated on the last four "Consolidated Financial Statements of Financial Position" contained in the Issuer's Consolidated Financial Statements submitted by the Issuer as of the calculation date to the Financial Market Commission; and /b/ the accumulated EBITDA in the twelve consecutive month period ending at the close of the last of the "Consolidated Financial Statements of Results by Function" contained in the Consolidated Financial Statements that the Issuer has filed as of the calculation date with the Financial Market Commission.

- "Consolidated Net Financial Liabilities" the result of the following operations on the accounting items of the "Consolidated Financial Statements of Financial Position" contained in the Issuer's Consolidated Financial Statements indicated below: /i/ "Other Financial Liabilities, Current", which include short-term obligations with banks and financial institutions, obligations with the public at face rate, issuance expenses and discounts associated with the placement and other minor items that according to IFRS regulations must be included in this category; plus /ii/ “Other Non-Current Financial Liabilities”, which include long-term obligations with banks and financial institutions, obligations with the public at face rate, issuance costs and discounts associated with the placement and other minor items that according to IFRS standards should be included in this category; minus /iii/ the sum of "Cash and Cash Equivalents”; plus “Other Financial Assets, Current”; plus “Other Financial Assets, Non-Current" /to the extent that they correspond to asset balances for derivative financial instruments, taken to hedge exchange rate and/or interest rate risk of financial liabilities/;

- EBITDA” the aggregate of the following accounts of the “Consolidated Financial Statements of Income by Function” contained in the Issuer’s Consolidated Financial Statements: “Revenues from Ordinary Activities”, “Cost of Sales”, "Distribution Costs”, “Administrative Expenses” and “Other Expenses, by function”, discounting the value of "Depreciation" and "Amortization for the Year" presented in the Notes to the Issuer's Consolidated Financial Statements.

It should be noted that the modification of the financial covenant was ratified by Chile’s Financial Market Commission (CMF) on February 3, 2022 for bond lines No. 254, No. 641, on February 7, 2022 for bond line No. 760 and on February 11 for bond line No. 912.

The calculation of the index at December 31, 2021 was 0.89 times, complying with the limit of not exceeding 3.50 times.

17.3     Derivative contract obligations

Please see details in Note 22.

17.4.1     Current liabilities for leasing agreements

								Maturity		Total
Indebted entity		Creditor entity				Amortization	Nominal	Up to	90 days up to	Al	al
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	90 days	1 year	12.31.2021	12.31.2020
								M$	M$	M$	M$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	208,428	664,893	873,321	698,526
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Tetra Pack	Brazil	BRL	Monthly	7.39%	46,545	133,591	180,136	208,738
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Real estate	Brazil	BRL	Monthly	8.10%	86,365	181,387	267,752	183,694
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Leão	Brazil	BRL	Monthly	3.50%	72,497	216,912	289,409	269,310
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	37,087	111,260	148,347	83,469
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	24,779	-	24,779	124,927
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	94,094	392,699	486,793	213,905
Embotelladora del Atlántico S.A.	Argentina	Foreign	Systems	Argentina	USD	Monthly	12.00%	34,526	103,577	138,103	82,227
VJ S.A.	Chile	93.899.000-k	De Lage Landen Chile S.A	Chile	USD	Linear	12.16%	137,601	421,271	558,872	-
Vital Aguas S.A	Chile	76.389.720-6	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Linear	7.50%	298,788	808,351	1,107,139	1,171,464
Envases Central S.A	Chile	96.705.990-0	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Linear	5.56%	584,259	1,780,718	2,364,977	2,290,464
Paraguay Refrescos SA	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	PGY	Monthly	1.00%	66,479	118,866	185,345	215,632
Transportes Polar S.A.	Chile	96.928.520-7	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	25,212	76,738	101,950	92,778
Embotelladora Andina S.A	Chile	91.144.000-8	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	13,997	-	13,997	83,350
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	68,732	205,331	274,063	-
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.08%	94,083	282,363	376,446	-
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	197,874	602,232	800,106	-
									Total	8,191,535	5,718,484

The Company maintains leases on forklifts, vehicles, real estate and machinery. These leases have an average lifespan of between one and eight years without including a renewal option in the contracts.

17.4.2    Non-current liabilities for leasing agreements

								Maturity
Indebted entity		Creditor entity				Amortization	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	at
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2021
								ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	986,852	1,115,143	1,260,112	1,423,926	3,917,596	8,703,629
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Tetra Pack|	Brazil	BRL	Monthly	7.39%	64,906	69,872	75,217	80,971	256,055	547,021
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Real estate	Brazil	BRL	Monthly	8.10%	115,321	28,670	-	-	-	143,991
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Leao Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	3.50%	276,248	269,864	249,693	29,102	27,331	852,238
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	-	86,276	-	-	-	86,276
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	-	296,693	-	234,882	-	531,575
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	-	86,139	-	-	-	86,139
VJ S.A.	Chile	Foreign	De Lage Landen Chile S.A	Chile	USD	Monthly	12.16%	1,343,457	-	-	-	-	1,343,457
Envases Central S.A	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Monthly	5.56%	602,887	-	-	-	-	602,887
Transportes Andina Refrescos Ltda	Chile	85.275.700-0	Arrendamiento De Maquinaria SPA	Chile	UF	Monthly	1.00%	-	541,264	-	44,696	-	585,960
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	-	212,945	-	64,460	-	277,405
Transportes Andina Refrescos Ltda	Chile	77.526.480-2	Comercializadora Novaverde Limitada	Chile	UF	Monthly	0.08%	-	156,942	-	-	-	156,942
Transportes Andina Refrescos Ltda	Chile	78.861.790-9	Jungheinrich Rentalift SPA	Chile	UF	Monthly	0.24%	-	1,670,939	-	798,571	-	2,469,510
												Total	16,387,030

17.4.3 Non-current liabilities for leasing agreements (previous year)

								Maturity
Indebted entity		Creditor entity				Amortization	Nominal	1 year up to	2 years up to	3 years up to	4 years up to	More than	at
Name	Country	Taxpayer ID	Name	Country	Currency	Type	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2020
								THCH$	THCH$	THCH$	THCH$	THCH$	THCH$
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Cogeração - Light ESCO	Brazil	BRL	Monthly	12.28%	789,334	891,946	1,007,901	1,138,928	4,827,833	8,655,942
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Tetra Pack|	Brazil	BRL	Monthly	7.39%	95,856	—	—	—	—	95,856
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Real estate	Brazil	BRL	Monthly	8.20%	72,906	32,980	23,547	—	—	129,433
Rio de Janeiro Refrescos Ltda.	Brasil	Foreign	Leao Alimentos e Bebidas Ltda.	Brazil	BRL	Monthly	6.56%	261,577	249,681	243,911	225,680	51,007	1,031,856
Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Comafi	Argentina	USD	Monthly	12.00%	—	20,867	—	-	—	20,867
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	USD	Monthly	12.00%	—	249,854	—	249,854	72,874	572,582
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	—	128,930	—	—	—	128,930
Embotelladora del Atlántico S.A.	Argentina	Foreign	Real estate	Argentina	ARS	Monthly	50.00%	—	95,931	—	—	—	95,931
Vital Aguas S.A	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Monthly	8.20%	1,107,140	—	—	—	—	1,107,140
Envases Central S.A	Chile	76.572.588-7	Coca-Cola del Valle New Ventures S.A	Chile	CLP	Monthly	9.00%	2,967,864	—	—	—	—	2,967,864
Paraguay Refrescos SA	Paraguay	80.003.400-7	Tetra Pack Ltda. Suc. Py	Paraguay	Guaraní	Monthly	1.00%	—	163,635	—	—	—	163,635
Transportes Polar S.A.	Chile	76.413.243-2	Cons. Inmob. e Inversiones Limitada	Chile	UF	Monthly	2.89%	—	193,789	—	161,551	—	355,340
Embotelladora Andina S.A	Chile	76.178.360-2	Central de Restaurante Aramark Ltda.	Chile	CLP	Monthly	1.30%	—	13,997	—	—	—	13,997
												Total	15,339,373

Leasing agreement obligations are not subject to financial restrictions for the reported periods.